Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Fidelity National Financial, Inc.
Entity Central Index Key	0001331875
Document Type	S-4/A
Document Period End Date	Mar. 31, 2014
Amendment Flag	true
Amendment Description	Addition of Q1 2014 XBRL information
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1
Trading Symbol	FNF
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 5,145,188,402
Entity Common Stock, Shares Outstanding	276,850,108